RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member]
Related Party Transaction [Line Items]
Aggregated revenue	$ 100,269	$ 91,053	$ 84,190
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member] | Studio City Casinos Gaming Patrons [Member]
Related Party Transaction [Line Items]
Aggregated revenue	87,005	81,267	74,326
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member] | Non Studio City Casinos Gaming Patrons [Member]
Related Party Transaction [Line Items]
Aggregated revenue	$ 13,264	$ 9,786	$ 9,864
Subsidiary of MECOM Power and Construction Limited [Member] | Director [Member]
Related Party Transaction [Line Items]
Share percentage holding by Director	20.00%